Insurance and reinsurance contracts - Reinsurance contract liabilities - expected cash flows (discounted) (Details) - RI - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Insurance/Reinsurance contracts - expected recognition
Liabilities	$ 1,151	$ 1,175	$ 1,254
Including JVs and associates
Insurance/Reinsurance contracts - expected recognition
Liabilities	1,179	1,200	1,276
Best estimate liabilities (BEL)
Insurance/Reinsurance contracts - expected recognition
Liabilities	1,182	1,162	1,474
Best estimate liabilities (BEL) | 1 year or less
Insurance/Reinsurance contracts - expected recognition
Liabilities	820	136
Best estimate liabilities (BEL) | After 1 year to 2 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	58	693
Best estimate liabilities (BEL) | After 2 years to 3 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	54
Best estimate liabilities (BEL) | After 3 years to 4 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	26	4
Best estimate liabilities (BEL) | After 4 years to 5 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	4	(15)
Best estimate liabilities (BEL) | After 5 years to 10 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	(3)	(67)
Best estimate liabilities (BEL) | After 10 years to 15 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	4	1
Best estimate liabilities (BEL) | After 15 years to 20 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	5	24
Best estimate liabilities (BEL) | After 20 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	214	386
Best estimate liabilities (BEL) | Group's share relating to JVs and associates
Insurance/Reinsurance contracts - expected recognition
Liabilities	40	30
Best estimate liabilities (BEL) | Group's share relating to JVs and associates | 1 year or less
Insurance/Reinsurance contracts - expected recognition
Liabilities	15	23
Best estimate liabilities (BEL) | Group's share relating to JVs and associates | After 1 year to 2 years
Insurance/Reinsurance contracts - expected recognition
Liabilities		2
Best estimate liabilities (BEL) | Group's share relating to JVs and associates | After 2 years to 3 years
Insurance/Reinsurance contracts - expected recognition
Liabilities		2
Best estimate liabilities (BEL) | Group's share relating to JVs and associates | After 3 years to 4 years
Insurance/Reinsurance contracts - expected recognition
Liabilities		1
Best estimate liabilities (BEL) | Group's share relating to JVs and associates | After 4 years to 5 years
Insurance/Reinsurance contracts - expected recognition
Liabilities		1
Best estimate liabilities (BEL) | Group's share relating to JVs and associates | After 5 years to 10 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	1	2
Best estimate liabilities (BEL) | Group's share relating to JVs and associates | After 10 years to 15 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	2
Best estimate liabilities (BEL) | Group's share relating to JVs and associates | After 15 years to 20 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	3
Best estimate liabilities (BEL) | Group's share relating to JVs and associates | After 20 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	19	(1)
Best estimate liabilities (BEL) | Including JVs and associates
Insurance/Reinsurance contracts - expected recognition
Liabilities	1,222	1,193	$ 1,501
Best estimate liabilities (BEL) | Including JVs and associates | 1 year or less
Insurance/Reinsurance contracts - expected recognition
Liabilities	835	159
Best estimate liabilities (BEL) | Including JVs and associates | After 1 year to 2 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	58	695
Best estimate liabilities (BEL) | Including JVs and associates | After 2 years to 3 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	54	2
Best estimate liabilities (BEL) | Including JVs and associates | After 3 years to 4 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	26	5
Best estimate liabilities (BEL) | Including JVs and associates | After 4 years to 5 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	4	(14)
Best estimate liabilities (BEL) | Including JVs and associates | After 5 years to 10 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	(2)	(65)
Best estimate liabilities (BEL) | Including JVs and associates | After 10 years to 15 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	6	1
Best estimate liabilities (BEL) | Including JVs and associates | After 15 years to 20 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	8	25
Best estimate liabilities (BEL) | Including JVs and associates | After 20 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	$ 233	$ 385